Expense Example - SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO - SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO - Select Materials Portfolio - Select Materials Portfolio	Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 73
3 years	227
5 years	395
10 years	$ 883